UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23342

Name of Fund: FDP Series II, Inc.

  FDP BlackRock CoreAlpha Bond Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, FDP Series II, Inc., 55

 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2019

Date of reporting period: 02/28/2019

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) February 28, 2019	FDP BlackRock CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security		Shares	Value

Common Stocks — 0.0%

Diversified Financial Services — 0.0%
HoldCo 2 NPV, Class A(a)(b)		1,643,613	$—
HoldCo 2 NPV, Class B(a)(b)		163,582	—

Total Common Stocks — 0.0% (Cost — $—)			—

		Par (000)

Asset-Backed Securities — 9.3%
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class C, 2.69%, 06/19/23	USD	450	447,461
Ameriquest Mortgage Securities, Inc., Series 2004-R4, Class M1, (1 mo. LIBOR US + 0.55%), 3.31%, 06/25/34(c)		96	96,300
Argent Securities, Inc., Series 2005-W2, Class A2C, (1 mo. LIBOR US + 0.36%), 2.85%, 10/25/35(c)		76	75,637
AVANT Loans Funding Trust, Series 2018-A, Class A, 3.09%, 06/15/21(d)		67	66,806
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2004-2, Class 2A2, (1 mo. LIBOR US + 0.25%), 2.99%, 02/26/35(c)		119	113,428
CLUB Credit Trust, Series 2018-NP1, Class A, 2.99%, 05/15/24(d)		1	826
Conn’s Receivables Funding LLC, Series 2018-A, Class A, 3.25%, 01/15/23(d)		156	156,351
Conseco Financial Corp., Series 1996-9, Class M1, 7.63%, 08/15/27(e)		60	65,145
Countrywide Asset-Backed Certificates:
Series 2004-1, Class M1, (1 mo. LIBOR US + 0.50%), 3.24%, 03/25/34(c)		34	33,759
Series 2005-11, Class AF4, 5.21%, 03/25/34(e)		576	578,302
Drive Auto Receivables Trust:
Series 2017-3, Class C, 2.80%, 07/15/22		400	399,804
Series 2017-3, Class D, 3.53%, 12/15/23(d)		500	501,323
Series 2018-3, Class B, 3.37%, 09/15/22		50	50,078
Exeter Automobile Receivables Trust(d):
Series 2015-1A, Class C, 4.10%, 12/15/20		101	100,895
Series 2017-2A, Class A, 2.11%, 06/15/21		46	46,444

Security		Par (000)	Value

Asset-Backed Securities(continued)
Flagship Credit Auto Trust, Series 2016-4, Class B, 2.41%, 10/15/21(d)	USD	100	$99,585
GSAA Home Equity Trust, Series 2005-5, Class M3, (1 mo. LIBOR US + 0.63%), 3.43%, 02/25/35(c)		97	98,329
Home Equity Mortgage Trust, Series 2004-4, Class M3, (1 mo. LIBOR US + 0.65%), 3.46%, 12/25/34(c)		38	37,873
Marlette Funding Trust, Class A(d):
Series 2017-1A, 2.83%, 03/15/24		26	25,712
Series 2017-2A, 2.39%, 07/15/24		41	40,982
Morgan Stanley ABS Capital I Trust, Inc., Series 2005-WMC1, Class M2, (1 mo. LIBOR US + 0.74%), 3.22%, 01/25/35(c)		13	12,759
National Collegiate Student Loan Trust(c):
Series 2006-3, Class A4, (1 mo. LIBOR US + 0.27%), 2.76%, 03/26/29		257	254,575
Series 2007-1, Class A3, (1 mo. LIBOR US + 0.24%), 2.73%, 07/25/30		351	348,345
Santander Drive Auto Receivables Trust:
Series 2016-1, Class C, 3.09%, 04/15/22		531	531,209
Series 2016-3, Class D, 2.80%, 08/15/22		450	448,146
Series 2017-2, Class B, 2.21%, 10/15/21		1,001	1,000,447
Series 2017-2, Class C, 2.79%, 08/15/22		730	728,457
Series 2017-2, Class D, 3.49%, 07/17/23		200	199,777
SLM Private Education Loan Trust, Series 2011-B, Class A2, 3.74%, 02/15/29(d)		61	61,026
SoFi Consumer Loan Program LLC, Class A(d):
Series 2017-3, 2.77%, 05/25/26		247	246,607
Series 2017-4, 2.50%, 05/26/26		330	327,238
SoFi Consumer Loan Program Trust, Series 2018-3, Class A1, 3.20%, 08/25/27(d)		124	123,908
Trafigura Securitisation Finance PLC, Series 2017-1A, Class A1, (1 mo. LIBOR US + 0.85%), 3.34%, 12/15/20(c)(d)		750	753,403

Total Asset-Backed Securities — 9.3% (Cost — $8,044,101)			8,070,937

1

Schedule of Investments (unaudited) (continued) February 28, 2019	FDP BlackRock CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds — 40.1%

Aerospace & Defense — 0.1%
Spirit AeroSystems, Inc., 3.95%, 06/15/23	USD 125	$125,867

Air Freight & Logistics — 0.1%
FedEx Corp., 3.40%, 01/14/22	55	55,477

Auto Components — 0.5%
Fiat Chrysler Automobiles NV, 4.50%, 04/15/20	200	201,250
Ford Motor Co., 6.63%, 10/01/28	100	102,231
General Motors Co., 5.20%, 04/01/45	100	87,128

		390,609

Banks — 5.4%
Barclays Bank PLC, 2.65%, 01/11/21	200	198,009
Capital One Financial Corp., 3.45%, 04/30/21	106	106,514
Capital One NA/Mclean VA, 2.65%, 08/08/22	300	292,128
Citibank NA, 3.65%, 01/23/24	250	254,306
Compass Bank, 3.50%, 06/11/21	250	249,450
Discover Bank, 3.10%, 06/04/20	1,000	999,750
HSBC Bank USA NA, 4.88%, 08/24/20	400	410,335
HSBC Holdings PLC:
3.60%, 05/25/23	800	803,919
3.03%, 11/22/23(e)	200	196,444
4.30%, 03/08/26	400	407,507
ING Groep NV, 4.10%, 10/02/23	200	202,647
Santander UK PLC, 3.75%, 11/15/21	200	202,822
Synchrony Bank, 3.65%, 05/24/21	250	251,098
Wells Fargo & Co., 3.75%, 01/24/24	100	101,908

		4,676,837

Beverages — 0.4%
Keurig Dr. Pepper, Inc.(d):
3.55%, 05/25/21	110	110,486
5.09%, 05/25/48	125	121,469
PepsiCo, Inc., 3.45%, 10/06/46	100	91,452

		323,407

Biotechnology — 0.1%
Baxalta, Inc., 3.60%, 06/23/22	120	119,497

Capital Markets — 1.9%
Brookfield Finance, Inc., 4.85%, 03/29/29	100	100,138
CME Group, Inc., 4.15%, 06/15/48	100	101,840
Goldman Sachs Group, Inc.:
3.75%, 05/22/25	300	298,717
3.27%, 09/29/25(e)	200	193,720
3.75%, 02/25/26	200	197,610
4.22%, 05/01/29(e)	300	300,946

Security	Par (000)	Value

Capital Markets (continued)
Morgan Stanley:
2.75%, 05/19/22	USD 200	$197,188
3.88%, 01/27/26	200	200,499
4.43%, 01/23/30(e)	40	41,338

		1,631,996

Chemicals — 0.1%
DowDuPont, Inc., 3.77%, 11/15/20	95	96,135

Commercial Services & Supplies — 0.5%
Aviation Capital Group Corp., 6.75%, 04/06/21(d)	300	316,961
National Rural Utilities Cooperative Finance Corp., 3.70%, 03/15/29	100	100,884
Park Aerospace Holdings Ltd., 5.50%, 02/15/24(d)	50	51,687

		469,532

Communications Equipment — 0.2%
CommScope Technologies LLC, 5.00%, 03/15/27(d)	50	44,765
Motorola Solutions, Inc., 4.60%, 02/23/28	137	134,541

		179,306

Construction Materials — 0.1%
Allegion US Holding Co., Inc., 3.55%, 10/01/27	125	115,634

Consumer Discretionary — 0.1%
Royal Caribbean Cruises Ltd., 2.65%, 11/28/20	65	64,318

Consumer Finance — 2.2%
Autodesk, Inc., 3.50%, 06/15/27	125	117,834
Ford Motor Credit Co. LLC:
2.43%, 06/12/20	245	241,255
3.16%, 08/04/20	500	495,238
Synchrony Financial, 2.70%, 02/03/20	900	896,211
Total System Services, Inc., 4.00%, 06/01/23	200	201,668

		1,952,206

Containers & Packaging — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.00%, 07/15/24(d)	100	102,250

Diversified Financial Services — 4.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.25%, 07/01/20	250	252,264

2

Schedule of Investments (unaudited) (continued) February 28, 2019	FDP BlackRock CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Bank of America Corp.(e):
3.50%, 05/17/22	USD 200	$201,362
3.00%, 12/20/23	542	534,909
3.86%, 07/23/24	100	101,635
3.97%, 02/07/30	175	175,700
General Motors Financial Co., Inc.:
3.20%, 07/13/20	400	400,186
4.20%, 11/06/21	140	141,699
3.70%, 05/09/23	200	197,198
4.15%, 06/19/23	155	155,476
5.25%, 03/01/26	100	101,416
Intercontinental Exchange, Inc., 3.75%, 09/21/28	30	30,452
JPMorgan Chase & Co.:
3.30%, 04/01/26	600	587,526
3.96%, 01/29/27(e)	180	182,672
Lloyds Banking Group PLC:
4.45%, 05/08/25	200	204,555
3.57%, 11/07/28(e)	200	187,478
Mitsubishi UFJ Financial Group, Inc., 3.54%, 07/26/21	45	45,296
ORIX Corp., 2.90%, 07/18/22	80	78,924

		3,578,748

Diversified Telecommunication Services — 1.1%
AT&T, Inc.:
4.45%, 04/01/24	115	119,100
3.95%, 01/15/25	200	200,593
4.35%, 03/01/29	100	99,598
4.85%, 03/01/39	80	76,439
Verizon Communications, Inc.:
4.50%, 08/10/33	400	407,486
5.01%, 08/21/54	50	51,290

		954,506

Electric Utilities — 2.4%
Berkshire Hathaway Energy Co., 4.45%, 01/15/49	100	100,614
Commonwealth Edison Co., 4.00%, 03/01/49	90	87,806
Dominion Energy, Inc., 3.90%, 10/01/25	600	602,234
Duke Energy Ohio, Inc., 4.30%, 02/01/49	100	101,835
Eversource Energy, Series L, 2.90%, 10/01/24	170	165,243
Public Service Electric & Gas Co., 3.00%, 05/15/27	500	481,171
Southern Co., 3.25%, 07/01/26	500	476,726

Security	Par (000)	Value

Electric Utilities (continued)
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23	USD 60	$59,090

		2,074,719

Electronic Equipment, Instruments & Components — 0.2%
Arrow Electronics, Inc., 3.25%, 09/08/24	85	80,479
Seagate HDD Cayman, 4.75%, 01/01/25	100	96,209
Tyco Electronics Group SA, 3.13%, 08/15/27	40	37,847

		214,535

Energy Equipment & Services — 0.6%
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	500	489,177

Equity Real Estate Investment Trusts (REITs) — 0.9%
EPR Properties, 4.95%, 04/15/28	200	204,071
Hospitality Properties Trust, 4.50%, 06/15/23	135	134,280
MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 08/01/26	100	101,375
Omega Healthcare Investors, Inc., 4.95%, 04/01/24	300	305,629

		745,355

Food & Staples Retailing — 0.5%
Lamb Weston Holdings, Inc., 4.88%, 11/01/26(d)	100	100,125
McCormick & Co., Inc., 2.70%, 08/15/22	180	176,792
Mondelez International, Inc., 3.63%, 02/13/26	130	128,300

		405,217

Food Products — 0.1%
Kraft Heinz Foods Co., 3.50%, 07/15/22	100	99,637

Health Care Equipment & Supplies — 0.8%
Baxter International, Inc., 2.60%, 08/15/26	250	232,799
Becton Dickinson & Co.:
2.89%, 06/06/22	105	103,869
3.36%, 06/06/24	167	164,398
Stryker Corp., 3.50%, 03/15/26	100	99,346
Zimmer Biomet Holdings, Inc., 3.70%, 03/19/23	55	54,726

		655,138

Health Care Providers & Services — 1.2%
Anthem, Inc., 3.35%, 12/01/24	285	282,789
Cigna Corp., 3.75%, 07/15/23(d)	130	131,600
HCA, Inc.:
5.88%, 05/01/23	100	105,750
5.50%, 06/15/47	200	207,776
Humana, Inc., 2.90%, 12/15/22	155	152,220
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(d)	50	50,219
UnitedHealth Group, Inc., 3.10%, 03/15/26	150	147,069

		1,077,423

3

Schedule of Investments (unaudited) (continued) February 28, 2019	FDP BlackRock CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Hotels, Restaurants & Leisure — 0.8%
GLP Capital LP/GLP Financing II, Inc.:
5.38%, 11/01/23	USD	100	$103,844
5.25%, 06/01/25		100	103,549
5.38%, 04/15/26		170	175,161
5.75%, 06/01/28		50	51,887
5.30%, 01/15/29		150	152,096
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, 06/01/24(d)		100	101,075

			687,612

Household Durables — 0.1%
PulteGroup, Inc., 5.00%, 01/15/27		50	47,875

Insurance — 1.1%
Aflac, Inc., 3.63%, 06/15/23		500	509,687
Marsh & McLennan Cos., Inc.:
4.38%, 03/15/29		150	154,690
4.90%, 03/15/49		250	262,110

			926,487

Interactive Media & Services — 0.1%
VeriSign, Inc., 4.75%, 07/15/27		100	98,750

Internet & Direct Marketing Retail — 0.1%
Expedia Group, Inc., 3.80%, 02/15/28		100	94,590

IT Services — 0.9%
Alibaba Group Holding Ltd., 4.50%, 11/28/34		300	304,780
DXC Technology Co., 4.25%, 04/15/24		263	262,947
First Data Corp., 5.00%, 01/15/24(d)		200	205,252

			772,979

Media — 3.1%
21st Century Fox America, Inc., 6.15%, 02/15/41		50	62,968
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.05%, 03/30/29		100	102,140
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 07/23/20		1,000	1,004,578
4.46%, 07/23/22		200	205,128
4.20%, 03/15/28		300	289,922
5.38%, 04/01/38		100	96,405
Comcast Corp., 4.70%, 10/15/48		100	104,041

Security	Par (000)		Value

Media (continued)
Fox Corp.(d):
4.03%, 01/25/24	US	D 65	$66,344
4.71%, 01/25/29		55	57,067
5.58%, 01/25/49		200	210,866
Hughes Satellite Systems Corp., 6.63%, 08/01/26		50	49,188
Interpublic Group of Cos., Inc., 3.75%, 10/01/21		25	25,250
Nexstar Broadcasting, Inc., 5.63%, 08/01/24(d)		50	49,625
Warner Media LLC, 4.05%, 12/15/23		400	409,394

			2,732,916

Metals & Mining — 0.1%
Vale Overseas Ltd., 6.25%, 08/10/26		100	105,600

Multi-Utilities — 0.4%
Dominion Energy, Inc., 2.58%, 07/01/20		40	39,584
DTE Energy Co., Series D, 3.70%, 08/01/23		75	75,280
Sempra Energy:
2.90%, 02/01/23		30	29,026
3.75%, 11/15/25		200	195,317

			339,207

Office Supplies & Equipment — 0.7%
VMware, Inc.:
2.30%, 08/21/20		80	79,012
2.95%, 08/21/22		250	244,882
3.90%, 08/21/27		300	280,038

			603,932

Oil, Gas & Consumable Fuels — 2.2%
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25		100	106,501
Energy Transfer LP, 7.50%, 10/15/20		200	212,500
HollyFrontier Corp., 5.88%, 04/01/26		100	105,496
MPLX LP, 4.88%, 06/01/25		200	208,014
ONEOK, Inc.:
4.00%, 07/13/27		225	221,346
4.55%, 07/15/28		300	304,211
Petroleos Mexicanos, 6.75%, 09/21/47		100	86,700
Sabine Pass Liquefaction LLC:
5.75%, 05/15/24		200	216,452
5.88%, 06/30/26		50	54,522
5.00%, 03/15/27		214	222,295
4.20%, 03/15/28		86	84,883
Shell International Finance BV, 4.00%, 05/10/46		75	74,918

			1,897,838

4

Schedule of Investments (unaudited) (continued) February 28, 2019	FDP BlackRock CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Pharmaceuticals — 1.0%
AstraZeneca PLC:
3.50%, 08/17/23	USD	200	$201,028
4.00%, 01/17/29		200	201,121
Bausch Health Cos., Inc., 6.13%, 04/15/25(d)		50	48,125
Pfizer, Inc., 4.13%, 12/15/46		100	101,735
Takeda Pharmaceutical Co. Ltd., 4.00%, 11/26/21(d)		200	203,299
Zoetis, Inc., 3.90%, 08/20/28		125	124,372

			879,680

Professional Services — 0.5%
IHS Markit Ltd.:
4.13%, 08/01/23		148	148,296
4.75%, 08/01/28		45	45,301
Verisk Analytics, Inc.:
4.13%, 03/15/29		50	50,081
4.00%, 06/15/25		200	202,605

			446,283

Road & Rail — 0.2%
Canadian National Railway Co., 3.65%, 02/03/48		200	192,068

Semiconductors & Semiconductor Equipment — 2.2%
Broadcom Corp./Broadcom Cayman Finance Ltd.:
3.63%, 01/15/24		700	679,803
3.88%, 01/15/27		100	92,551
Lam Research Corp., 4.00%, 03/15/29		55	55,015
Maxim Integrated Products, Inc., 3.38%, 03/15/23		1,000	996,438
QUALCOMM, Inc., 3.25%, 05/20/27		100	94,960

			1,918,767

Software — 0.2%
CDK Global, Inc.:
5.88%, 06/15/26		20	20,625
4.88%, 06/01/27		60	58,963
MSCI, Inc., 4.75%, 08/01/26(d)		100	100,000

			179,588

Specialty Retail — 0.2%
Dollar Tree, Inc., 4.20%, 05/15/28		200	190,728

Tobacco — 0.5%
Altria Group, Inc.:
3.49%, 02/14/22		30	30,211
5.80%, 02/14/39		100	99,561
3.88%, 09/16/46		100	75,555

Security	Par (000)		Value

Tobacco (continued)
Philip Morris International, Inc.:
6.38%, 05/16/38	USD	100	$117,491
4.25%, 11/10/44		100	91,614

			414,432

Wireless Telecommunication Services — 2.0%
American Tower Corp.:
3.50%, 01/31/23		500	499,750
4.40%, 02/15/26		400	408,839
Crown Castle International Corp.:
5.25%, 01/15/23		600	633,779
3.20%, 09/01/24		125	121,266
Sprint Communications, Inc., 6.00%, 11/15/22		50	50,725

			1,714,359

Total Corporate Bonds — 40.1% (Cost — $34,967,239)			34,841,217

Floating Rate Loan Interests(c) — 0.0%

Pharmaceuticals — 0.0%
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.51%, 06/02/25		15	15,162

Total Floating Rate Loan Interest — 0.0% (Cost — $15,154)			15,162

Foreign Agency Obligations — 0.8%
Colombia Government International Bond, 3.88%, 04/25/27		200	197,100
Mexico Government International Bond, 4.15%, 03/28/27		375	370,125
Uruguay Government International Bond:
4.38%, 01/23/31		55	56,018
4.98%, 04/20/55		50	50,250

Total Foreign Agency Obligations — 0.8% (Cost — $675,721)			673,493

Municipal Bonds — 0.9%
Port Authority of New York & New Jersey, ARB, 192nd Series, 4.81%, 10/15/65		200	223,612
Port Authority of New York & New Jersey, RB, 4.82%, 06/01/45		200	211,680
University of California, Refunding RB, Series J, 4.13%, 05/15/45		350	349,454

Total Municipal Bonds — 0.9% (Cost — $750,000)			784,746

5

Schedule of Investments (unaudited) (continued) February 28, 2019	FDP BlackRock CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Non-Agency Mortgage-Backed Securities — 2.0%

Collateralized Mortgage Obligations — 0.5%
American Home Mortgage Investment Trust, Series 2004-3, Class 4A, (6 mo. LIBOR US + 1.50%), 4.37%, 10/25/34(c)	USD	63	$62,720
Bear Stearns Alternative A Trust, Series 2004-13, Class A2, (1 mo. LIBOR US + 0.44%), 3.37%, 11/25/34(c)		7	7,228
Citigroup Mortgage Loan Trust, Series 2013-A, Class A, 3.00%, 05/25/42(d)(e)		28	27,773
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-6, Class 3A1, 5.00%, 09/25/19		8	7,759
Credit Suisse Mortgage Capital Certificates, Series 2009-15R, Class 3A1, 5.07%, 03/26/36(d)(e)		38	37,886
STACR Trust, Series 2018-HRP1, Class M2, 4.14%, 04/25/43(d)(e)		224	225,629
Wells Fargo Mortgage-Backed Securities Trust:
Series 2004-W, Class A9, 4.85%, 11/25/34(e)		41	42,150
Series 2007-3, Class 3A1, 5.50%, 04/25/22		5	4,762

			415,907

Commercial Mortgage-Backed Securities — 1.5%
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class AJ, 5.48%, 10/15/49		58	55,624
Core Industrial Trust, Series 2015-CALW, Class A, 3.04%, 02/10/34(d)		379	379,927
Eleven Madison Avenue Mortgage Trust, Series 2015-11MD, Class A, 3.55%, 09/10/35(d)(e)		150	151,500
GE Commercial Mortgage Corp., Series 2007-C1, Class AM, 5.44%, 12/10/49(e)		66	59,694
Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Series 2006-GG7(e):
Class AJ, 5.61%, 07/10/38		382	350,214
Class AM, 5.61%, 07/10/38		52	51,967

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, 3.80%, 09/15/47	USD	200	$205,796
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class B, 5.67%, 05/12/45(e)		210	11,322
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.82%, 08/15/50		90	92,609

			1,358,653

Total Non-Agency Mortgage-Backed Securities — 2.0% (Cost — $1,908,537)			1,774,560

U.S. Government Sponsored Agency Securities — 42.1%

Agency Obligations — 0.1%
Federal Home Loan Bank, 3.25%, 11/16/28		140	142,907

Collateralized Mortgage Obligations — 6.9%
Fannie Mae Connecticut Avenue Securities:
Series 2017-C05, Class 1M2A, (1 mo. LIBOR US + 2.20%), 4.69%, 01/25/30(c)		250	253,927
Series 2017-C07, Class 2M2A, 4.99%, 05/25/30(e)		250	256,340
Series 2014-C03, Class 2M2, (1 mo. LIBOR US + 2.90%), 5.39%, 07/25/24(c)		92	96,834
Series 2016-C05, Class 2M2, (1 mo. LIBOR US + 4.45%), 6.94%, 01/25/29(c)		120	131,941
Series 2015-C01, Class 2M2, (1 mo. LIBOR US + 4.55%), 7.04%, 02/25/25(c)		379	408,413
Series 2014-C04, Class 1M2, (1 mo. LIBOR US + 4.90%), 7.39%, 11/25/24(c)		84	94,536
Series 2014-C04, Class 1M2, (1 mo. LIBOR US + 5.00%), 7.49%, 11/25/24(c)		154	172,074
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2016-DNA1, Class M2, (1 mo. LIBOR US + 2.90%), 5.39%, 07/25/28(c)		169	171,823
Series 2017-DNA3, Class M1, 3.24%, 03/25/30(e)		317	316,962
Series 2016-HQA3, Class M2, (1 mo. LIBOR US + 1.35%), 3.84%, 03/25/29(c)		250	251,747

6

Schedule of Investments (unaudited) (continued) February 28, 2019	FDP BlackRock CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Series 2014-DN1, Class M2, (1 mo. LIBOR US + 2.20%), 4.69%, 02/25/24(c)	USD	150	$153,583
Series 2016-DNA2, Class M2, (1 mo. LIBOR US + 2.20%), 4.69%, 10/25/28(c)		421	423,210
Series 2016-HQA2, Class M2, (1 mo. LIBOR US + 2.25%), 4.74%, 11/25/28(c)		488	495,233
Series 2015-HQA1, Class M2, (1 mo. LIBOR US + 2.65%), 5.14%, 03/25/28(c)		447	453,052
Series 2015-HQA2, Class M2, (1 mo. LIBOR US + 2.80%), 5.29%, 05/25/28(c)		98	100,451
Series 2015-DNA3, Class M2, (1 mo. LIBOR US + 2.85%), 5.34%, 04/25/28(c)		555	568,804
Series 2015-HQ1, Class M3, (1 mo. LIBOR US + 3.80%), 6.29%, 03/25/25(c)		980	1,035,578
Series 2015-DN1, Class M3, (1 mo. LIBOR US + 4.15%), 6.64%, 01/25/25(c)		375	402,446
Series 2014-DN4, Class M3, (1 mo. LIBOR US + 4.55%), 7.04%, 10/25/24(c)		181	199,076

			5,986,030

Commercial Mortgage-Backed Securities — 0.9%
Freddie Mac Multifamily Structured Pass-Through Certificates, Class A2:
Series K057, 2.57%, 07/25/26		250	241,645
Series K062, 3.41%, 12/25/26		520	530,433

			772,078

Mortgage-Backed Securities — 34.7%
Fannie Mae Mortgage-Backed Securities:
(11th District Cost of Funds + 1.25%), 2.31%, 09/01/34(c)		180	179,596
3.00%, 03/01/45 - 08/01/47		538	527,407
3.50%, 02/01/45 - 11/01/51(f)		3,431	3,444,170
(12 mo. LIBOR US + 1.37%), 3.62%, 04/01/35(c)		97	100,810
(6 mo. LIBOR US + 1.19%), 3.78%, 05/01/33(c)		7	7,046
(1 year CMT + 1.94%), 3.81%, 04/01/35(c)		16	16,259

Security		Par (000)	Value

Mortgage-Backed Securities (continued)
(6 mo. LIBOR US + 1.36%), 4.00%, 10/01/32(c)	USD	28	$28,418
4.00%, 03/01/34 - 03/01/49(f)		3,933	4,011,315
4.50%, 02/01/48 - 06/01/48		4,231	4,430,343
5.00%, 08/01/35 - 04/01/48		1,021	1,072,057
5.50%, 11/01/34 - 01/01/47		996	1,080,027
6.00%, 06/01/21 - 09/01/38		242	263,442
6.50%, 01/01/36		18	19,654
Freddie Mac Mortgage-Backed Securities:
(11th District Cost of Funds + 1.25%), 2.31%, 11/01/27(c)		91	90,270
3.00%, 08/01/46 - 06/01/47		236	231,576
3.50%, 10/01/42 - 03/01/49(f)		2,583	2,589,685
4.00%, 06/01/46 - 08/01/46		5,992	6,134,559
(1 year CMT + 2.34%), 4.32%, 04/01/32(c)		34	36,129
4.50%, 09/01/20 - 03/01/49(f)		202	209,272
(12 mo. LIBOR US + 1.79%), 4.54%, 09/01/32(c)		3	3,166
5.00%, 07/01/23 - 07/01/48		918	963,945
5.50%, 11/01/37		1	936
6.00%, 10/01/21 - 04/01/38		30	31,961
6.50%, 09/01/38		1	751
Ginnie Mae Mortgage-Backed Securities:
3.00%, 05/20/45 - 03/01/49(f)		607	601,748
3.50%, 06/15/43 - 03/01/49(f)		2,606	2,632,869
4.00%, 07/20/47 - 03/01/49(f)		146	149,564
4.50%, 04/20/48 - 01/20/49		188	194,760
5.00%, 05/20/48		777	809,789
6.50%, 12/20/37 - 07/15/38		78	88,116
Government National Mortgage Association Mortgage-Backed Securities(f):
3.50%, 03/01/49		75	75,785
4.50%, 12/20/48 - 03/01/49		104	107,528

			30,132,953

Total U.S. Government Sponsored Agency Securities — 42.6% (Cost — $37,206,006)			37,033,968

Total Long-Term Investments — 95.7% (Cost — $83,566,758)			83,194,083

7

Schedule of Investments (unaudited) (continued) February 28, 2019	FDP BlackRock CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities — 11.7%

Money Market Funds — 11.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.29%(g)(h)	10,055,220	$10,055,220

Total Money Market Funds — 11.6% (Cost — $10,055,220)		10,055,220

	Par (000)

Time Deposits — 0.1%

Europe — 0.1%
Citibank, New York, (0.57%), 03/01/19	EUR 109	123,770

Total Time Deposits — 0.1% (Cost — $123,770)		123,770

Total Short-Term Securities — 11.7% (Cost — $10,178,990)		10,178,990

Total Investments Before TBA Sale Commitments — 107.4% (Cost — $93,745,748)		93,373,073

Security	Par (000)	Value

TBA Sale Commitments — (1.2%)

Mortgage-Backed Securities — (1.2%)
Fannie Mae Mortgage-Backed Securities(f):
3.50%, 02/13/49	USD 341	$(341,337)
3.50%, 03/01/49	309	(309,340)
4.00%, 02/19/34 - 03/01/49	133	(135,926)
Government National Mortgage Association Mortgage-Backed Securities(f):
3.00%, 03/01/49	26	(25,671)
3.50%, 02/21/49 - 03/21/49	150	(151,457)
4.50%, 02/21/49 - 03/21/49	58	(60,047)

Total TBA Sale Commitments — (1.2)% (Proceeds — $1,024,010)		(1,023,778)

Total Investments, Net of TBA Sale Commitments — 106.2% (Cost — $92,721,738)		92,349,295

Liabilities in Excess of Other Assets — (6.2)%		(5,430,283)

Net Assets — 100.0%		$86,919,012

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	Variable rate security. Rate shown is the rate in effect as of period end.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	Represents or includes a TBA transaction.
(g)	Annualized 7-day yield as of period end.
(h)

During the period ended February 28, 2019, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 05/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,425,386	8,629,834	10,055,220	$10,055,220	$69,022	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

EUR	Euro

USD	United States Dollar

ZAR	South African Rand

8

Schedule of Investments (unaudited) (continued) February 28, 2019	FDP BlackRock CoreAlpha Bond Fund

Portfolio Abbreviations

ABS	Asset-Backed Security

ARB	Airport Revenue Bonds

CME	Chicago Mercantile Exchange

MSCI	Morgan Stanley Capital International

OTC	Over-the-Counter

RB	Revenue Bonds

VA	Department of Veterans Affairs

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
10-Year U.S. Treasury Note	4	06/19/19	$488	$(1,634)
10-Year U.S. Ultra Long Treasury Note	10	06/19/19	1,295	(2,620)
Long U.S. Treasury Bond	21	06/19/19	3,034	(12,454)
Ultra Long U.S. Treasury Bond	37	06/19/19	5,905	(107,017)
2-Year U.S. Treasury Note	15	06/28/19	3,183	333
5-Year U.S. Treasury Note	45	06/28/19	5,155	(2,140)

				$(125,532)

OTC Inflation Swaps

Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
U.S. CPI Urban Consumers NAS	At Termination	1.94%	Semi-Annual	Barclays Bank PLC	02/07/24	USD 1,810	$723	$—	$723

9

Schedule of Investments (unaudited) (continued) February 28, 2019	FDP BlackRock CoreAlpha Bond Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Asset-Backed Securities	$—	$8,070,937	$—	$8,070,937
Corporate Bonds	—	34,841,217	—	34,841,217
Floating Rate Loan Interests	—	15,162	—	15,162
Foreign Agency Obligations	—	673,493	—	673,493
Municipal Bonds	—	784,746	—	784,746
Non-Agency Mortgage-Backed Securities	—	1,774,560	—	1,774,560
U.S. Government Sponsored Agency Securities	—	37,033,968	—	37,033,968
Short-Term Securities:
Money Market Funds	10,055,220	—	—	10,055,220
Time Deposits	—	123,770	—	123,770
Liabilities:
Investments:
TBA Sale Commitments	—	(1,023,778)	—	(1,023,778)

	$10,055,220	$82,294,075	$—	$92,349,295

Derivative Financial Instruments(a)
Assets:
Interest rate contracts	$333	$723	$—	$1,056
Liabilities:
Interest rate contracts	(125,865)	—	—	(125,865)

	$(125,532)	$723	$—	$(124,809)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument are shown at value.

During the period ended February 28, 2019, there were no transfers between levels.

10

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

      Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FDP Series II, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of FDP Series II, Inc.

Date: April 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of FDP Series II, Inc.

Date: April 22, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of FDP Series II, Inc.

Date: April 22, 2019